Note 12 - Other Income and Other Expense - Other Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
BOLI insurance	$ 483	$ 444	$ 517
Mortgage loan origination income	306	652	1,305
Other income	1,708	1,625	1,208
Total Other income	$ 2,497	$ 2,721	$ 3,030